UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2018

MBSCEN-QTLY-0119
1.841407.112

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 102.5%
	Principal Amount	Value
Fannie Mae - 56.4%
12 month U.S. LIBOR + 1.445% 3.541% 4/1/37 (a)(b)	100,108	103,627
12 month U.S. LIBOR + 1.480% 4.287% 7/1/34 (a)(b)	34,879	36,084
12 month U.S. LIBOR + 1.495% 3.819% 1/1/35 (a)(b)	129,788	134,335
12 month U.S. LIBOR + 1.507% 4.2% 7/1/37 (a)(b)	28,665	29,701
12 month U.S. LIBOR + 1.553% 4.276% 6/1/36 (a)(b)	178,515	185,486
12 month U.S. LIBOR + 1.565% 3.565% 3/1/37 (a)(b)	43,884	45,645
12 month U.S. LIBOR + 1.594% 4.161% 5/1/36 (a)(b)	208,112	217,243
12 month U.S. LIBOR + 1.617% 4.054% 3/1/33 (a)(b)	88,095	91,485
12 month U.S. LIBOR + 1.641% 4.371% 9/1/36 (a)(b)	77,274	80,461
12 month U.S. LIBOR + 1.643% 4.315% 9/1/36 (a)(b)	55,595	57,773
12 month U.S. LIBOR + 1.645% 3.589% 6/1/47 (a)(b)	89,749	94,186
12 month U.S. LIBOR + 1.718% 4.403% 5/1/35 (a)(b)	181,493	188,984
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (a)(b)	282,787	293,226
12 month U.S. LIBOR + 1.728% 4.034% 11/1/36 (a)(b)	67,073	70,142
12 month U.S. LIBOR + 1.730% 3.375% 7/1/43 (a)(b)	5,086,198	5,292,053
12 month U.S. LIBOR + 1.741% 3.737% 3/1/40 (a)(b)	355,792	371,324
12 month U.S. LIBOR + 1.745% 3.742% 7/1/35 (a)(b)	93,388	97,556
12 month U.S. LIBOR + 1.750% 4.5% 8/1/41 (a)(b)	480,393	504,614
12 month U.S. LIBOR + 1.800% 2.71% 1/1/42 (a)(b)	594,123	622,297
12 month U.S. LIBOR + 1.800% 4.547% 7/1/41 (a)(b)	250,356	263,680
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (a)(b)	87,416	90,674
12 month U.S. LIBOR + 1.812% 4.301% 12/1/40 (a)(b)	6,552,220	6,788,475
12 month U.S. LIBOR + 1.818% 2.69% 2/1/42 (a)(b)	927,487	970,016
12 month U.S. LIBOR + 1.818% 4.547% 7/1/41 (a)(b)	142,477	147,569
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (a)(b)	93,827	98,803
12 month U.S. LIBOR + 1.825% 3.769% 2/1/35 (a)(b)	893,887	937,301
12 month U.S. LIBOR + 1.830% 4.665% 10/1/41 (a)(b)	86,242	90,905
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (a)(b)	71,712	75,044
12 month U.S. LIBOR + 1.900% 4.634% 7/1/37 (a)(b)	244,149	257,157
6 month U.S. LIBOR + 1.475% 3.975% 10/1/33 (a)(b)	1,747	1,790
6 month U.S. LIBOR + 1.505% 4.005% 1/1/35 (a)(b)	266,782	273,197
6 month U.S. LIBOR + 1.510% 4.01% 2/1/33 (a)(b)(c)	1,205	1,236
6 month U.S. LIBOR + 1.535% 4.035% 12/1/34 (a)(b)	41,781	42,561
6 month U.S. LIBOR + 1.535% 4.035% 3/1/35 (a)(b)	26,642	27,394
6 month U.S. LIBOR + 1.556% 4.06% 10/1/33 (a)(b)	16,528	16,985
6 month U.S. LIBOR + 1.565% 4.065% 7/1/35 (a)(b)	16,753	17,256
6 month U.S. LIBOR + 1.740% 4.24% 12/1/34 (a)(b)	2,484	2,594
6 month U.S. LIBOR + 1.960% 4.46% 9/1/35 (a)(b)	30,391	31,699
U.S. TREASURY 1 YEAR INDEX + 2.208% 4.083% 3/1/35 (a)(b)	47,725	50,288
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.527% 6/1/36 (a)(b)	202,460	213,610
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.678% 10/1/33 (a)(b)	103,902	109,563
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.402% 7/1/34 (a)(b)	231,085	244,610
2.5% 12/1/33 (d)	27,600,000	26,621,064
2.5% 11/1/42 to 4/1/47	37,453,354	34,621,264
3% 8/1/25 to 5/1/48	726,656,418	697,516,565
3% 12/1/48 (d)	7,600,000	7,247,313
3% 12/1/48 (d)	239,350,000	228,242,676
3% 12/1/48 (d)	73,100,000	69,707,707
3% 12/1/48 (d)	73,100,000	69,707,707
3% 12/1/48 (d)	100,000,000	95,359,380
3% 12/1/48 (d)	45,750,000	43,626,916
3% 12/1/48 (d)	26,200,000	24,984,158
3% 12/1/48 (d)	42,100,000	40,146,299
3.25% 12/1/41	46,583	45,403
3.4% 7/1/42 to 9/1/42	1,106,381	1,087,425
3.5% 7/1/32 to 10/1/56	1,173,223,790	1,155,834,381
3.5% 1/1/49 (d)	55,500,000	54,387,830
3.5% 1/1/49 (d)	55,500,000	54,387,830
3.525% 5/1/42	25,643	25,448
3.65% 5/1/42 to 8/1/42	724,837	723,218
3.9% 4/1/42	68,204	68,964
4% 11/1/31 to 12/1/48	1,097,030,230	1,108,037,919
4% 10/1/47	278,973,342	281,032,946
4.025% 5/1/42 to 8/1/42	235,548	239,736
4.25% 11/1/41	222,846	229,131
4.5% 11/1/19 to 8/1/56	362,978,754	375,553,109
4.5% 12/1/48 (d)	21,800,000	22,416,530
4.5% 12/1/48 (d)	44,600,000	45,861,342
4.5% 12/1/48 (d)	48,700,000	50,077,294
4.5% 12/1/48 (d)	48,250,000	49,614,568
4.5% 12/1/48 (d)	19,300,000	19,845,827
4.5% 12/1/48 (d)	41,850,000	43,033,568
4.5% 1/1/49 (d)	104,000,000	106,799,066
4.5% 1/1/49 (d)	75,900,000	77,942,780
5% 12/1/18 to 8/1/56	62,018,147	65,523,648
5.255% 8/1/41	3,004,859	3,217,708
5.5% 9/1/21 to 5/1/44	35,853,893	38,737,919
6% 7/1/19 to 1/1/42	28,092,653	30,778,070
6.5% to 6.502% 9/1/19 to 8/1/39	29,667,093	32,604,704
7% 9/1/21 to 7/1/37	1,668,840	1,848,216
7.5% 12/1/22 to 2/1/32	711,613	791,952
8% 8/1/29 to 3/1/37	20,880	24,077
8.5% 12/1/19 to 8/1/23	34	36
9.5% 9/1/21 to 2/1/25	622	645
		4,977,820,968
Freddie Mac - 20.3%
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (a)(b)	28,476	29,306
12 month U.S. LIBOR + 1.325% 3.368% 1/1/36 (a)(b)	68,153	69,828
12 month U.S. LIBOR + 1.375% 3.644% 3/1/36 (a)(b)	234,816	241,804
12 month U.S. LIBOR + 1.500% 3.686% 3/1/36 (a)(b)	161,900	167,421
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	47,713	49,371
12 month U.S. LIBOR + 1.750% 3.913% 12/1/40 (a)(b)	3,248,053	3,364,679
12 month U.S. LIBOR + 1.750% 4.5% 7/1/41 (a)(b)	818,153	857,674
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (a)(b)	1,276,709	1,337,920
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	62,511	65,549
12 month U.S. LIBOR + 1.864% 4.239% 4/1/36 (a)(b)(c)	62,372	64,373
12 month U.S. LIBOR + 1.877% 4.202% 4/1/41 (a)(b)	109,174	114,751
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (a)(b)	103,709	109,022
12 month U.S. LIBOR + 1.883% 4.497% 10/1/42 (a)(b)	589,704	611,938
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (a)(b)	220,568	228,250
12 month U.S. LIBOR + 1.910% 4.477% 5/1/41 (a)(b)	159,513	167,959
12 month U.S. LIBOR + 1.910% 4.583% 6/1/41 (a)(b)	208,684	215,903
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	111,083	114,925
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	35,663	37,419
12 month U.S. LIBOR + 1.998% 4.293% 4/1/38 (a)(b)	179,799	189,390
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (a)(b)	99,336	104,744
12 month U.S. LIBOR + 2.078% 4.393% 3/1/33 (a)(b)	2,914	3,049
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	193,342	204,722
6 month U.S. LIBOR + 1.125% 3.625% 8/1/37 (a)(b)	58,927	59,600
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (a)(b)	63,781	65,174
6 month U.S. LIBOR + 1.608% 4.08% 12/1/35 (a)(b)	62,697	64,481
6 month U.S. LIBOR + 1.647% 4.152% 2/1/37 (a)(b)	237,899	245,519
6 month U.S. LIBOR + 1.720% 4.22% 8/1/37 (a)(b)	91,040	94,253
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (a)(b)	23,675	24,589
6 month U.S. LIBOR + 1.844% 4.343% 10/1/36 (a)(b)	264,929	274,868
6 month U.S. LIBOR + 1.913% 4.412% 10/1/35 (a)(b)	161,381	167,454
6 month U.S. LIBOR + 2.029% 4.529% 6/1/37 (a)(b)	51,542	53,904
6 month U.S. LIBOR + 2.040% 4.54% 6/1/37 (a)(b)	70,241	73,514
6 month U.S. LIBOR + 2.590% 5.09% 10/1/35 (a)(b)	207,000	217,054
U.S. TREASURY 1 YEAR INDEX + 2.035% 3.926% 6/1/33 (a)(b)	253,892	264,441
U.S. TREASURY 1 YEAR INDEX + 2.275% 4.225% 6/1/33 (a)(b)	535,753	555,452
U.S. TREASURY 1 YEAR INDEX + 2.406% 4.419% 3/1/35 (a)(b)	1,032,936	1,092,438
3% 6/1/31 to 12/1/46	394,786,858	378,150,668
3.5% 3/1/32 to 8/1/48 (e)	676,826,794	669,549,352
3.5% 8/1/47	40,983,539	40,274,332
4% 6/1/33 to 9/1/48	424,901,494	430,237,108
4% 4/1/48	1,436,932	1,446,755
4.5% 6/1/25 to 3/1/48	127,134,896	131,788,106
4.5% 12/1/48 (d)	63,800,000	65,599,358
5% 3/1/19 to 7/1/41	35,724,814	37,861,234
5.5% 10/1/19 to 6/1/41	16,225,609	17,472,836
6% 2/1/19 to 12/1/37	3,329,391	3,657,328
6.5% 7/1/21 to 9/1/39	5,747,389	6,361,690
7% 6/1/21 to 9/1/36	1,568,847	1,751,210
7.5% 6/1/26 to 6/1/32	36,275	40,825
8% 7/1/24 to 1/1/37	49,648	56,321
8.5% 9/1/19 to 9/1/29	39,863	44,212
9% 10/1/20	15	16
9.5% 5/1/21 to 7/1/21	19	19
10% 2/1/20 to 11/1/20	20	20
11% 9/1/20	2	2
		1,795,894,130
Ginnie Mae - 25.8%
3.5% 11/15/40 to 10/20/48 (e)	743,496,268	737,307,441
4% 2/15/39 to 11/20/48	262,760,557	267,504,649
4.5% 6/20/33 to 8/15/41	103,808,784	108,151,256
5% 12/15/32 to 9/15/41	28,853,325	30,724,769
5.5% 6/15/33 to 9/15/39	3,370,609	3,654,923
6% 10/15/30 to 5/15/40	4,341,831	4,806,244
7% 10/15/22 to 3/15/33	1,694,143	1,900,912
7.5% 11/15/21 to 9/15/31	691,568	759,651
8% 11/15/21 to 11/15/29	199,802	217,726
8.5% 10/15/21 to 1/15/31	36,354	40,862
9% 9/15/19 to 1/15/23	519	549
9.5% 12/15/20 to 3/15/23	264	275
3% 5/15/42 to 6/20/48	488,027,391	471,014,359
3.5% 12/1/48 (d)	71,000,000	70,201,250
4% 12/1/48 (d)	59,400,000	60,137,861
4.5% 12/1/48 (d)	30,350,000	31,300,808
4.5% 12/1/48 (d)	30,350,000	31,300,808
4.5% 12/1/48 (d)	117,500,000	121,181,052
4.5% 12/1/48 (d)	129,300,000	133,350,723
4.5% 12/1/48 (d)	104,800,000	108,083,185
4.5% 12/1/48 (d)	94,800,000	97,769,904
6.5% 3/20/31 to 6/15/37	495,369	554,969
11% 9/20/19	148	150
		2,279,964,326
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,251,331,933)		9,053,679,424

Asset-Backed Securities - 1.5%
Brazos Higher Education Authority, Inc.:
Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 3.5769% 5/25/29 (a)(b)	$5,639,049	$5,688,368
Series 2011-2 Class A2, 3 month U.S. LIBOR + 0.850% 3.3399% 7/25/29 (a)(b)	8,724,199	8,793,125
Collegiate Funding Services Education Loan Trust Series 2004-A Class A4, 3 month U.S. LIBOR + 0.340% 2.7261% 9/28/30 (a)(b)	13,291,966	13,303,512
GCO Education Loan Funding Master Trust II Series 2007-1A Class A6L, 3 month U.S. LIBOR + 0.110% 2.7993% 11/25/26 (a)(b)(f)	16,414,754	16,321,743
GCO Education Loan Funding Trust Series 2006-1 Class A9L, 3 month U.S. LIBOR + 0.160% 2.8493% 5/25/26 (a)(b)	19,548,506	19,480,711
Navient Student Ln Trust 2018-2 1 month U.S. LIBOR + 0.240% 2.5551% 3/25/67 (a)(b)(f)	12,592,668	12,595,033
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.9151% 7/26/66 (a)(b)(f)	4,550,000	4,563,665
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.5551% 9/27/66 (a)(b)(f)	7,129,140	7,129,000
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8041% 12/15/27 (a)(b)(f)	17,640,710	17,697,349
Series 2004-1 Class A4, 3 month U.S. LIBOR + 0.260% 2.7499% 10/27/25 (a)(b)	25,351,188	25,360,655
Series 2006-5 Class A5, 3 month U.S. LIBOR + 0.110% 2.5999% 1/25/27 (a)(b)	1,590,675	1,588,593
Series 2007-01 Class A5, 3 month U.S. LIBOR + 0.090% 2.5799% 1/26/26 (a)(b)	1,048,863	1,046,495
TOTAL ASSET-BACKED SECURITIES
(Cost $133,613,163)		133,568,249

Collateralized Mortgage Obligations - 11.6%
U.S. Government Agency - 11.6%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.1151% 2/25/32 (a)(b)	31,818	32,333
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.3025% 3/18/32 (a)(b)	56,828	58,080
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.3151% 4/25/32 (a)(b)	67,545	69,058
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.3151% 10/25/32 (a)(b)	87,780	89,721
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.0651% 1/25/32 (a)(b)	32,490	32,978
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.7849% 12/25/33 (a)(c)(g)	1,059,920	215,523
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.3649% 11/25/36 (a)(c)(g)	779,132	115,714
Series 2012-154 Class F, 1 month U.S. LIBOR + 0.300% 2.6151% 1/25/43 (a)(b)	8,054,312	8,057,799
Series 2017-36 Class FB, 1 month U.S. LIBOR + 0.350% 2.6651% 5/25/47 (a)(b)	19,633,780	19,643,179
Series 2018-32 Class FB, 1 month U.S. LIBOR + 0.300% 2.6151% 5/25/48 (a)(b)	11,510,147	11,479,423
Series 2018-38 Class FG, 1 month U.S. LIBOR + 0.300% 2.6151% 6/25/48 (a)(b)	55,242,887	54,996,079
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	29,081	30,189
Series 1993-207 Class H, 6.5% 11/25/23	435,812	459,175
Series 1996-28 Class PK, 6.5% 7/25/25	148,803	157,084
Series 1999-17 Class PG, 6% 4/25/29	474,846	506,994
Series 1999-32 Class PL, 6% 7/25/29	453,355	484,008
Series 1999-33 Class PK, 6% 7/25/29	320,935	342,284
Series 2001-52 Class YZ, 6.5% 10/25/31	40,212	44,393
Series 2003-28 Class KG, 5.5% 4/25/23	254,253	262,571
Series 2005-102 Class CO 11/25/35 (h)	250,636	218,492
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.5307% 8/25/35 (a)(g)	78,784	89,479
Series 2005-81 Class PC, 5.5% 9/25/35	623,502	668,433
Series 2006-12 Class BO 10/25/35 (h)	1,122,307	979,644
Series 2006-37 Class OW 5/25/36 (h)	101,422	84,126
Series 2006-45 Class OP 6/25/36 (h)	351,705	293,143
Series 2006-62 Class KP 4/25/36 (h)	579,806	485,663
Series 2012-149:
Class DA, 1.75% 1/25/43	1,790,479	1,696,003
Class GA, 1.75% 6/25/42	1,809,166	1,711,142
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	97,118	107,300
Series 1999-25 Class Z, 6% 6/25/29	365,240	394,136
Series 2001-20 Class Z, 6% 5/25/31	503,989	540,334
Series 2001-31 Class ZC, 6.5% 7/25/31	275,357	301,431
Series 2002-16 Class ZD, 6.5% 4/25/32	142,631	157,700
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.2349% 11/25/32 (a)(c)(g)	640,175	75,773
Series 2012-67 Class AI, 4.5% 7/25/27 (c)	1,486,334	136,179
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.3249% 12/25/36 (a)(c)(g)	507,004	88,076
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.1249% 5/25/37 (a)(c)(g)	298,804	44,630
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 13.2514% 9/25/23 (a)(g)	19,973	22,466
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.7849% 3/25/33 (a)(c)(g)	75,037	12,616
Series 2005-72 Class ZC, 5.5% 8/25/35	3,942,849	4,174,704
Series 2005-79 Class ZC, 5.9% 9/25/35	1,928,972	2,116,159
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 26.7292% 6/25/37 (a)(g)	251,870	442,407
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (a)(g)	387,294	671,970
Class SB, 39.600% - 1 month U.S. LIBOR 25.7092% 7/25/37 (a)(g)	147,595	225,262
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.0349% 3/25/38 (a)(c)(g)	2,034,342	279,700
Series 2009-76 Class MI, 5.5% 9/25/24 (c)	2,866	36
Series 2009-85 Class IB, 4.5% 8/25/24 (c)	57,534	1,098
Series 2009-93 Class IC, 4.5% 9/25/24 (c)	65,048	1,010
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.0449% 6/25/21 (a)(c)(g)	24,173	349
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.7349% 12/25/40 (a)(c)(g)	1,898,483	235,178
Class ZA, 4.5% 12/25/40	1,082,020	1,119,457
Series 2010-139 Class NI, 4.5% 2/25/40 (c)	1,519,634	145,070
Series 2010-150 Class ZC, 4.75% 1/25/41	7,193,841	7,604,201
Series 2010-17 Class DI, 4.5% 6/25/21 (c)	21,265	329
Series 2010-29 Class LI, 4.5% 6/25/19 (c)	468	3
Series 2010-95 Class ZC, 5% 9/25/40	14,800,268	15,794,660
Series 2010-97 Class CI, 4.5% 8/25/25 (c)	279,896	8,981
Series 2011-39 Class ZA, 6% 11/25/32	1,354,307	1,477,225
Series 2011-4 Class PZ, 5% 2/25/41	2,993,479	3,283,505
Series 2011-67 Class AI, 4% 7/25/26 (c)	492,162	40,513
Series 2011-83 Class DI, 6% 9/25/26 (c)	543,065	39,435
Series 2012-100 Class WI, 3% 9/25/27 (c)	6,564,469	587,551
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.3349% 12/25/30 (a)(c)(g)	2,345,312	243,270
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.2349% 6/25/41 (a)(c)(g)	3,182,358	412,834
Series 2013-133 Class IB, 3% 4/25/32 (c)	4,538,227	412,981
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.7349% 1/25/44 (a)(c)(g)	2,057,199	304,220
Series 2013-51 Class GI, 3% 10/25/32 (c)	1,506,876	143,410
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.4049% 6/25/35 (a)(c)(g)	1,591,698	234,714
Series 2015-42 Class IL, 6% 6/25/45 (c)	8,876,196	1,989,615
Series 2015-70 Class JC, 3% 10/25/45	9,567,882	9,420,950
Series 2016-75 Class SC, 6.100% - 1 month U.S. LIBOR 3.7849% 10/25/46 (a)(c)(g)	8,322,475	1,081,616
Series 2017-30 Class AI, 5.5% 5/25/47	4,397,668	942,190
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (c)	291,508	62,993
Series 343 Class 16, 5.5% 5/25/34 (c)	250,418	45,361
Series 348 Class 14, 6.5% 8/25/34 (a)(c)	171,003	38,427
Series 351:
Class 12, 5.5% 4/25/34 (a)(c)	116,908	22,340
Class 13, 6% 3/25/34 (c)	154,208	30,731
Series 359 Class 19, 6% 7/25/35 (a)(c)	96,051	19,517
Series 384 Class 6, 5% 7/25/37 (c)	1,204,626	225,303
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.1065% 1/15/32 (a)(b)	25,939	26,357
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (a)(b)	34,975	35,648
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.3065% 3/15/32 (a)(b)	35,845	36,626
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.2065% 6/15/31 (a)(b)	67,762	69,001
Class FG, 1 month U.S. LIBOR + 0.900% 3.2065% 3/15/32 (a)(b)	19,810	20,184
Series 4709 Class FE, 1 month U.S. LIBOR + 0.350% 2.6565% 8/15/47 (a)(b)	9,885,292	9,892,222
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.5565% 5/15/37 (a)(b)	1,467,082	1,465,252
planned amortization class:
Series 2006-15 Class OP 3/25/36 (h)	1,055,561	885,499
Series 2095 Class PE, 6% 11/15/28	534,948	571,042
Series 2101 Class PD, 6% 11/15/28	45,187	48,366
Series 2121 Class MG, 6% 2/15/29	216,326	231,699
Series 2131 Class BG, 6% 3/15/29	1,531,616	1,637,452
Series 2137 Class PG, 6% 3/15/29	234,890	251,999
Series 2154 Class PT, 6% 5/15/29	387,702	415,450
Series 2162 Class PH, 6% 6/15/29	87,162	92,896
Series 2520 Class BE, 6% 11/15/32	514,379	558,134
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 5.2935% 3/15/23 (a)(c)(g)	18,382	825
Series 2693 Class MD, 5.5% 10/15/33	1,352,212	1,455,092
Series 2802 Class OB, 6% 5/15/34	782,907	830,472
Series 2937 Class KC, 4.5% 2/15/20	38,438	38,434
Series 2962 Class BE, 4.5% 4/15/20	322,389	324,653
Series 3002 Class NE, 5% 7/15/35	1,405,933	1,475,576
Series 3110 Class OP 9/15/35 (h)	632,549	565,846
Series 3119 Class PO 2/15/36 (h)	1,250,268	1,044,517
Series 3121 Class KO 3/15/36 (h)	214,464	180,370
Series 3123 Class LO 3/15/36 (h)	694,032	581,557
Series 3145 Class GO 4/15/36 (h)	682,266	572,953
Series 3189 Class PD, 6% 7/15/36	1,223,693	1,347,837
Series 3225 Class EO 10/15/36 (h)	376,034	313,915
Series 3258 Class PM, 5.5% 12/15/36	626,976	665,067
Series 3415 Class PC, 5% 12/15/37	481,400	505,916
Series 3786 Class HI, 4% 3/15/38 (c)	1,318,212	94,099
Series 3806 Class UP, 4.5% 2/15/41	3,866,279	3,977,399
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,571,367
Series 4135 Class AB, 1.75% 6/15/42	1,348,021	1,277,047
sequential payer:
Series 2135 Class JE, 6% 3/15/29	95,786	102,518
Series 2274 Class ZM, 6.5% 1/15/31	125,484	137,322
Series 2281 Class ZB, 6% 3/15/30	295,860	314,340
Series 2303 Class ZV, 6% 4/15/31	129,586	138,865
Series 2357 Class ZB, 6.5% 9/15/31	965,922	1,067,065
Series 2502 Class ZC, 6% 9/15/32	254,169	275,502
Series 2519 Class ZD, 5.5% 11/15/32	405,270	434,367
Series 2546 Class MJ, 5.5% 3/15/23	154,807	159,867
Series 2601 Class TB, 5.5% 4/15/23	74,424	77,083
Series 2998 Class LY, 5.5% 7/15/25	235,910	246,266
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	6,959,740
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.2935% 2/15/36 (a)(c)(g)	429,381	69,377
Series 2013-4281 Class AI, 4% 12/15/28 (c)	4,716,609	359,690
Series 2017-4683 Class LM, 3% 5/15/47	11,117,096	10,934,997
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 31.8078% 8/15/24 (a)(g)	7,657	9,583
Class SD, 86.400% - 1 month U.S. LIBOR 56.4655% 8/15/24 (a)(g)	11,265	16,665
Series 2933 Class ZM, 5.75% 2/15/35	4,127,493	4,603,321
Series 2935 Class ZK, 5.5% 2/15/35	4,541,901	4,903,958
Series 2947 Class XZ, 6% 3/15/35	1,810,283	1,969,452
Series 2996 Class ZD, 5.5% 6/15/35	3,153,551	3,450,818
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 4.2835% 10/15/35 (a)(c)(g)	621,363	96,323
Series 3237 Class C, 5.5% 11/15/36	4,754,165	5,147,344
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.3535% 11/15/36 (a)(c)(g)	1,558,683	239,483
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.4435% 3/15/37 (a)(c)(g)	2,223,582	365,888
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.4535% 4/15/37 (a)(c)(g)	3,321,236	560,032
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.2735% 6/15/37 (a)(c)(g)	1,125,932	161,810
Series 3949 Class MK, 4.5% 10/15/34	1,017,795	1,051,699
Series 4055 Class BI, 3.5% 5/15/31 (c)	4,250,928	442,917
Series 4149 Class IO, 3% 1/15/33 (c)	665,811	81,985
Series 4314 Class AI, 5% 3/15/34 (c)	1,484,640	140,505
Series 4427 Class LI, 3.5% 2/15/34 (c)	7,273,916	959,160
Series 4471 Class PA 4% 12/15/40	10,805,570	10,967,969
target amortization class Series 2156 Class TC, 6.25% 5/15/29	277,315	291,679
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 3.2065% 2/15/24 (a)(b)	105,460	106,516
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	203,419	217,211
Series 2056 Class Z, 6% 5/15/28	389,313	415,537
Freddie Mac Multi-family Structured pass-thru certificates:
floater Series 4795:
Class FA, 1 month U.S. LIBOR + 0.300% 2.6065% 5/15/48 (a)(b)	34,420,009	34,246,652
Class FB, 1 month U.S. LIBOR + 0.300% 2.6065% 6/15/48 (a)(b)	75,570,149	75,386,483
Series 4386 Class AZ, 4.5% 11/15/40	11,341,149	11,614,419
Freddie Mac Seasoned Credit Risk Transfer Trust:
sequential payer:
Series 2018-2 Class MA, 3.5% 11/25/57	6,530,581	6,455,597
Series 2018-3 Class MA, 3.5% 8/25/57	100,850,255	100,495,504
Series 2018-4 Class MA, 3.5% 11/25/57	36,991,137	36,242,507
Series 2018-3 Class M55D, 4% 8/25/57	4,386,395	4,441,117
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28	13,457,529	13,330,927
Class A2, 3.5% 6/25/28	3,340,000	3,260,855
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3796% 6/16/37 (a)(c)(g)	683,346	111,825
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8449% 3/20/60 (a)(b)(i)	8,972,272	9,000,218
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 7/20/60 (a)(b)(i)	1,053,730	1,051,402
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.5739% 9/20/60 (a)(b)(i)	1,323,941	1,320,305
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.5739% 8/20/60 (a)(b)(i)	1,391,878	1,387,947
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.6539% 12/20/60 (a)(b)(i)	2,569,834	2,567,841
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 12/20/60 (a)(b)(i)	3,950,249	3,957,984
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 2/20/61 (a)(b)(i)	7,990,245	8,002,611
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.7639% 2/20/61 (a)(b)(i)	10,646,135	10,660,672
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.7739% 4/20/61 (a)(b)(i)	3,447,342	3,454,448
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (a)(b)(i)	4,294,013	4,304,351
Class FC, 1 month U.S. LIBOR + 0.500% 2.7739% 5/20/61 (a)(b)(i)	3,919,305	3,927,610
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.8039% 6/20/61 (a)(b)(i)	4,883,807	4,896,254
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.8239% 9/20/61 (a)(b)(i)	11,082,628	11,121,768
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 10/20/61 (a)(b)(i)	5,447,529	5,471,174
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 11/20/61 (a)(b)(i)	4,728,410	4,761,276
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.9739% 1/20/62 (a)(b)(i)	3,107,137	3,127,493
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 1/20/62 (a)(b)(i)	4,444,483	4,467,904
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.9039% 3/20/62 (a)(b)(i)	2,607,649	2,618,728
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.9239% 5/20/61 (a)(b)(i)	548,709	549,853
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.7939% 10/20/62 (a)(b)(i)	155,257	155,650
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.8039% 7/20/60 (a)(b)(i)	4,703,154	4,705,182
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.6339% 3/20/63 (a)(b)(i)	190,100	189,857
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.8739% 1/20/64 (a)(b)(i)	4,495,680	4,514,296
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.8739% 12/20/63 (a)(b)(i)	13,042,103	13,104,852
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.7739% 6/20/64 (a)(b)(i)	3,872,779	3,881,409
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.5739% 3/20/65 (a)(b)(i)	407,415	406,948
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.5539% 5/20/63 (a)(b)(i)	2,514,793	2,512,533
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.4739% 4/20/63 (a)(b)(i)	3,420,032	3,415,044
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.6739% 12/20/62 (a)(b)(i)	5,348,855	5,347,751
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.5509% 10/20/47 (a)(b)	9,629,113	9,615,119
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.6009% 5/20/48 (a)(b)	12,025,857	12,038,159
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.6009% 6/20/48 (a)(b)	13,600,274	13,600,258
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 2.6009% 6/20/48 (a)(b)	17,554,328	17,570,682
planned amortization class:
Series 1997-8 Class PE, 7.5% 5/16/27	246,411	273,685
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.3982% 12/20/40 (a)(g)	7,292,000	7,293,725
Series 2011-136 Class WI, 4.5% 5/20/40 (c)	1,005,575	123,300
Series 2017-134 Class BA, 2.5% 11/20/46	1,743,776	1,668,029
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,133,639	2,248,639
Series 2010-160 Class DY, 4% 12/20/40	19,083,559	19,575,661
Series 2010-170 Class B, 4% 12/20/40	4,270,145	4,380,203
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.7739% 9/20/62 (a)(b)(i)	26,421,849	26,433,889
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.9239% 11/20/65 (a)(b)(i)	3,024,303	3,028,284
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1896% 5/16/34 (a)(c)(g)	379,605	51,985
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8896% 8/17/34 (a)(c)(g)	446,720	78,009
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 26.3377% 6/16/37 (a)(g)	26,204	41,349
Series 2010-116 Class QB, 4% 9/16/40	1,369,791	1,395,860
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.6396% 2/16/40 (a)(c)(g)	2,835,063	321,262
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6249% 5/20/60 (a)(b)(i)	3,494,187	3,486,990
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7991% 7/20/41 (a)(c)(g)	1,768,742	252,105
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3896% 6/16/42 (a)(c)(g)	1,408,448	208,743
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.5988% 4/20/39 (a)(g)	2,258,107	2,280,808
Class ST, 8.800% - 1 month U.S. LIBOR 5.7322% 8/20/39 (a)(g)	7,299,640	7,437,855
Series 2013-149 Class MA, 2.5% 5/20/40	22,933,982	22,194,219
Series 2014-2 Class BA, 3% 1/20/44	30,320,298	29,696,895
Series 2014-21 Class HA, 3% 2/20/44	13,829,207	13,560,741
Series 2014-25 Class HC, 3% 2/20/44	20,605,343	20,152,258
Series 2014-5 Class A, 3% 1/20/44	18,568,528	18,188,332
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	27,082,471	26,906,313
Series 2015-H17:
Class GZ, 4.3897% 5/20/65 (a)(i)	828,562	835,946
Class HA, 2.5% 5/20/65 (i)	13,367,135	13,279,967
Series 2015-H21 Class HA, 2.5% 6/20/63 (i)	576,402	573,592
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (a)(b)(i)	30,817,146	30,939,727
Series 2017-186 Class HK, 3% 11/16/45	17,735,078	17,305,124
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (a)(b)(i)	31,244,234	31,293,334
		1,021,400,543
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,032,579,429)		1,021,400,543

Commercial Mortgage Securities - 5.3%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	58,481,009	55,188,060
Freddie Mac:
floater Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 2.5269% 7/25/20 (a)(b)	17,300,000	17,299,990
sequential payer:
Series K069 Class A2, 3.187% 9/25/27	22,330,000	21,628,595
Series K072 Class A2, 3.444% 12/25/27	5,500,000	5,421,922
Series K073 Class A2, 3.35% 1/25/28	41,900,000	41,091,338
Series K080 Class A2, 3.926% 7/25/28	2,800,000	2,859,533
Series K155:
Class A1, 3.75% 11/25/29	1,436,051	1,457,912
Class A2, 3.75% 11/25/32	22,000,000	22,071,852
Series K158 Class A2, 3.9% 12/25/30	20,100,000	20,269,031
Series 2018-K075 Class A2, 3.65% 2/25/28	51,370,000	51,392,788
Series K076 Class A2, 3.9% 6/25/51	10,100,000	10,292,696
Series K077 Class A2, 3.85% 5/25/28	54,830,000	55,661,519
Series K079 Class A2, 3.926% 6/25/28	36,442,000	37,186,240
Series K083 Class A2, 4.05% 9/25/28	25,000,000	25,744,883
Series K084 Class A2, 3.78% 10/25/28	18,600,000	18,743,921
Series K157 Class A2, 3.99% 5/25/33	29,920,000	30,683,744
Freddie Mac Multi-family Structured pass-thru certificates Series K078 Class A2, 3.854% 6/25/28	47,300,000	48,032,185
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $470,817,295)		465,026,209
	Shares	Value

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 2.27% (j)
(Cost $404,037,942)	403,957,150	404,037,942

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.085% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	$732,398
Call Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.085% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2028	5/10/21	25,800,000	765,149
TOTAL PURCHASED SWAPTIONS
(Cost $1,596,376)			1,497,547
TOTAL INVESTMENT IN SECURITIES - 125.5%
(Cost $11,293,976,138)			11,079,209,914
NET OTHER ASSETS (LIABILITIES) - (25.5)%			(2,251,396,427)
NET ASSETS - 100%			$8,827,813,487

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/48	$(27,800,000)	$(26,509,908)
3% 12/1/48	(75,900,000)	(72,377,769)
4% 12/1/48	(279,000,000)	(280,656,563)
4.5% 12/1/48	(44,600,000)	(45,861,342)
4.5% 12/1/48	(104,000,000)	(106,941,244)
4.5% 12/1/48	(75,900,000)	(78,046,543)

TOTAL FANNIE MAE		(610,393,369)

Ginnie Mae
3.5% 12/1/48	(56,350,000)	(55,716,063)
3.5% 12/1/48	(8,700,000)	(8,602,125)
4.5% 12/1/48	(67,050,000)	(69,150,548)
4.5% 12/1/48	(26,800,000)	(27,639,593)
4.5% 12/1/48	(41,800,000)	(43,109,515)
4.5% 12/1/48	(16,250,000)	(16,759,082)

TOTAL GINNIE MAE		(220,976,926)

TOTAL TBA SALE COMMITMENTS
(Proceeds $830,235,420)		$(831,370,295)

Written Swaptions
	Expiration Date	Notional Amount	Value
Call Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 3.236% and pay quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	138,000,000	$(3,833,750)
Put Swaptions
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 3.236% and receive quarterly a floating rate based on the 3 month LIBOR, expiring October 2028	10/25/21	138,000,000	(5,066,782)
TOTAL WRITTEN SWAPTIONS			$(8,900,532)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,036	March 2019	$218,579,813	$111,680	$111,680
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	56	March 2019	6,689,375	(50,431)	(50,431)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	584	March 2019	65,969,188	(115,236)	(115,236)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	564	March 2019	78,907,125	(551,727)	(551,727)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	2,730	March 2019	345,345,000	(1,800,094)	(1,800,094)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	199	March 2019	30,328,844	(76,619)	(76,619)

TOTAL SOLD					(2,594,107)

TOTAL FUTURES CONTRACTS					$(2,482,427)

The notional amount of futures purchased as a percentage of Net Assets is 2.5%

The notional amount of futures sold as a percentage of Net Assets is 6.0%

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,612,088.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,306,790 or 0.7% of net assets.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,595,507
Total	$1,595,507

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$9,053,679,424	$--	$9,053,679,424	$--
Asset-Backed Securities	133,568,249	--	133,568,249	--
Collateralized Mortgage Obligations	1,021,400,543	--	1,021,400,543	--
Commercial Mortgage Securities	465,026,209	--	465,026,209	--
Money Market Funds	404,037,942	404,037,942	--	--
Purchased Swaptions	1,497,547	--	1,497,547	--
Total Investments in Securities:	$11,079,209,914	$404,037,942	$10,675,171,972	$--
Derivative Instruments:
Assets
Futures Contracts	$111,680	$111,680	$--	$--
Total Assets	$111,680	$111,680	$--	$--
Liabilities
Futures Contracts	$(2,594,107)	$(2,594,107)	$--	$--
Written Swaptions	(8,900,532)	--	(8,900,532)	--
Total Liabilities	$(11,494,639)	$(2,594,107)	$(8,900,532)	$--
Total Derivative Instruments:	$(11,382,959)	$(2,482,427)	$(8,900,532)	$--
Other Financial Instruments:
TBA Sale Commitments	$(831,370,295)	$--	$(831,370,295)	$--
Total Other Financial Instruments:	$(831,370,295)	$--	$(831,370,295)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019